CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	¥ 148,965	¥ (990,731)	¥ (539,170)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	184,056	126,243	62,290
Losses on sales of directly-owned salons to franchisees		2,692
Gain from sales of directly-owned salons	(858,548)	(541,472)
Bad debt	(36,355)	28,808	(11,376)
Stock-based compensation		196,853
Impairment loss on investments			10,544
Losses on disposal of property and equipment, net, other intangible assets, net and goodwill	12,908	3,614	33,841
Impairment loss on long-lived assets	0	63,211	106,501
Deferred income taxes, net		551,483	(107,264)
Other non-cash losses - net		819	1,903
Changes in operating assets and liabilities:
Accounts receivable-trade, net	(222,384)	(37,024)	189,143
Accounts receivable-other, net	(210,476)	(87,148)	(48,031)
Inventories	(95,406)	(2,441)	(2,445)
Prepaid expenses and other current assets	(181,477)	(74,799)	(8,167)
Lease and guarantee deposits	(27,185)	(70,662)	58,468
Accounts payable	(23,318)	58,437	(55,574)
Accrued expenses	517,714	195,541	206,706
Accrued income taxes	19,173	(2,897)	25,364
Contract liability	(82,636)	(162,793)	(160,595)
Advances received	(111,109)	96,198	(15,322)
Other current liabilities	254,742	130,110	(3,389)
Deposit received	(24,411)	(46,501)	(98,925)
Other assets and other liabilities - net	50,050	5,228	(10,922)
Net cash provided by (used in) operating activities	(685,697)	(557,231)	(366,420)
Cash flows from investing activities:
Purchases of time deposits		(26,402)	(26,703)
Proceeds from maturities of time deposits		6,000	10,000
Proceeds from sale of investments			53,000
Acquisition of investments		(52,520)
Acquisition of property and equipment	(120,740)	(95,651)	(73,556)
Proceeds from sale of property and equipment	40,620		3,227
Cost additions to internal use software	(45,761)	(18,127)	(30,569)
Proceeds from sale of salons	851,719	430,000
Acquisition of businesses - net of cash acquired	(148,000)	(375,757)	(99,195)
Proceeds from due from shareholder			8,267
Payment received on short-term loans receivable		450	900
Payment received on long-term accounts receivable-other, net	2,599	9,488	15,030
Proceeds from insurance cancellations		38,583
Net cash used in investing activities	580,437	(83,936)	(139,599)
Cash flows from financing activities:
Proceeds from issuance of common stock in initial public offering - net of underwriting discounts and commissions			1,168,627
Proceeds from issuance of common stock for exercise of over-allotment, net of issuance costs		87,642
Net repayment of short-term borrowings	(162,252)		(180,000)
Proceeds from long-term borrowings	547,619		775,000
Repayment of long-term borrowings	(45,270)	(251,084)	(206,440)
Payment of installment payables related to business acquisitions		(2,888)	(33,949)
Payment of deferred offering costs		(261,619)	(97,857)
Proceeds from issuance of stock options			6,750
Net cash provided by (used in) financing activities	340,097	(427,949)	1,432,131
Net increase (decrease) in cash and cash equivalents	234,837	(1,069,116)	926,112
Cash and cash equivalents at beginning of year	370,617	1,439,733	513,621
Cash and cash equivalents at end of year	605,454	370,617	1,439,733
Cash paid during the year for:
Interest	7,535	10,865	10,219
Income taxes	30,809	45,505	7,005
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	673,468	917,135	604,703
Purchases of property and equipment included in accrued expenses		23,488	29,244
Purchases of intangible assets included in accrued expenses		14,236	1,535
Payables related to acquisition of businesses included in accrued expenses			1,667
Sales of salons included in accounts receivable	134,876	129,000
Payable related to acquisition of noncontrolling interests included in mandatorily redeemable noncontrolling interests	¥ 0	¥ 148,000
Deferred offering costs included in accrued expenses			¥ 261,619